CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2015
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Changes in each component of Citigroup’s Accumulated other comprehensive income (loss):

In millions of dollars	Net unrealized gains (losses) on investment securities	Cash flow hedges(1)	Benefit plans(2)	Foreign currency translation adjustment (CTA), net of hedges(3)(4)	Accumulated other comprehensive income (loss)
Balance, December 31, 2012	$597	$(2,293)	$(5,270)	$(9,930)	$(16,896)
Change, net of taxes(5)	(1,962)	512	1,098	(2,534)	(2,886)
Increase (decrease) due to amounts reclassified from AOCI(5)	(275)	536	183	205	649
Change, net of taxes(5)	$(2,237)	$1,048	$1,281	$(2,329)	$(2,237)
Balance, December 31, 2013	$(1,640)	$(1,245)	$(3,989)	$(12,259)	$(19,133)
Other comprehensive income before reclassifications	$1,790	$85	$(1,346)	$(4,946)	$(4,417)
Increase (decrease) due to amounts reclassified from AOCI	(93)	251	176	—	334
Change, net of taxes	$1,697	$336	$(1,170)	$(4,946)	$(4,083)
Balance, December 31, 2014	$57	$(909)	$(5,159)	$(17,205)	$(23,216)
Other comprehensive income before reclassifications	$(695)	$83	$(143)	$(5,465)	$(6,220)
Increase (decrease) due to amounts reclassified from AOCI	(269)	209	186	(34)	92
Change, net of taxes	$(964)	$292	$43	$(5,499)	$(6,128)
Balance at December 31, 2015	$(907)	$(617)	$(5,116)	$(22,704)	$(29,344)

(1)	Primarily driven by Citigroup’s pay fixed/receive floating interest rate swap programs that hedge the floating rates on liabilities.

(2)
Primarily reflects adjustments based on the quarterly actuarial valuations of the Company’s significant pension and postretirement plans, annual actuarial valuations of all other plans, and amortization of amounts previously recognized in other comprehensive income.

(3)
Primarily reflects the movements in (by order of impact) the Mexican peso, Brazilian real, Korean won and Euro against the U.S. dollar, and changes in related tax effects and hedges for the year ended December 31, 2015. Primarily reflects the movements in (by order of impact) the Mexican peso, Euro, Japanese yen, and Russian ruble against the U.S. dollar, and changes in related tax effects and hedges for the year ended December 31, 2014. Primarily reflects the movements in (by order of impact) the Japanese yen, Mexican peso, Australian dollar and Indian rupee against the U.S. dollar, and changes in related tax effects and hedges for the year ended December 31, 2013.

(4)
During 2014, $137 million ($84 million net of tax) was reclassified to reflect the allocation of FX translation between net unrealized gains (losses) on investment securities to foreign currency translation adjustment (CTA).

(5)
On December 20, 2013, the sale of Credicard was completed (see Note 2 to the Consolidated Financial Statements). The total impact to the gross CTA (net CTA including hedges) was a pretax loss of $314 million ($205 million net of tax).

The pretax and after-tax changes in each component of Accumulated other comprehensive income (loss) are as follows:

In millions of dollars	Pretax	Tax effect	After-tax
Balance, December 31, 2012	$(25,334)	$8,438	$(16,896)
Change in net unrealized gains (losses) on investment securities	(3,537)	1,300	(2,237)
Cash flow hedges	1,673	(625)	1,048
Benefit plans	1,979	(698)	1,281
Foreign currency translation adjustment	(2,377)	48	(2,329)
Change	$(2,262)	$25	$(2,237)
Balance, December 31, 2013	$(27,596)	$8,463	$(19,133)
Change in net unrealized gains (losses) on investment securities	2,704	(1,007)	1,697
Cash flow hedges	543	(207)	336
Benefit plans	(1,830)	660	(1,170)
Foreign currency translation adjustment	(4,881)	(65)	(4,946)
Change	$(3,464)	$(619)	$(4,083)
Balance, December 31, 2014	$(31,060)	$7,844	$(23,216)
Change in net unrealized gains (losses) on investment securities	(1,462)	498	(964)
Cash flow hedges	468	(176)	292
Benefit plans	19	24	43
Foreign currency translation adjustment	(6,405)	906	(5,499)
Change	$(7,380)	$1,252	$(6,128)
Balance, December 31, 2015	$(38,440)	$9,096	$(29,344)

During 2015, 2014 and 2013 the Company recognized pretax losses of $155 million ($92 million net of tax), $542 million ($334 million gain net of tax) and $1,071 million ($649 million net of tax), respectively, related to amounts reclassified out of Accumulated other comprehensive income (loss) into the Consolidated Statement of Income. See details in the table below:

	Increase (decrease) in AOCI due to amounts reclassified to Consolidated Statement of Income
	Year ended December 31,
In millions of dollars	2015	2014	2013
Realized (gains) losses on sales of investments	$(682)	$(570)	$(748)
OTTI gross impairment losses	265	424	334
Subtotal, pretax	$(417)	$(146)	$(414)
Tax effect	148	53	139
Net realized (gains) losses on investment securities, after-tax(1)	$(269)	$(93)	$(275)
Interest rate contracts	$186	$260	$700
Foreign exchange contracts	146	149	176
Subtotal, pretax	$332	$409	$876
Tax effect	(123)	(158)	(340)
Amortization of cash flow hedges, after-tax(2)	$209	$251	$536
Amortization of unrecognized
Prior service cost (benefit)	$(40)	$(40)	$—
Net actuarial loss	276	243	271
Curtailment/settlement impact(3)	57	76	44
Cumulative effect of change in accounting policy(3)	—	—	(20)
Subtotal, pretax	$293	$279	$295
Tax effect	(107)	(103)	(112)
Amortization of benefit plans, after-tax(3)	$186	$176	$183
Foreign currency translation adjustment	$(53)	$—	$314
Tax effect	19	—	(109)
Foreign currency translation adjustment	$(34)	$—	$205
Total amounts reclassified out of AOCI, pretax	$155	$542	$1,071
Total tax effect	(63)	(208)	(422)
Total amounts reclassified out of AOCI, after-tax	$92	$334	$649

(1)
The pretax amount is reclassified to Realized gains (losses) on sales of investments, net and Gross impairment losses on the Consolidated Statement of Income. See Note 14 to the Consolidated Financial Statements for additional details.

(2)	See Note 23 to the Consolidated Financial Statements for additional details.

(3)	See Note 8 to the Consolidated Financial Statements for additional details.